UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2012 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 31, 2012

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: December 31, 2012

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2012

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 21.58% of Total Net Assets
761,469 Troy Oz.	Gold bullion (a)	$1,307,822,667
1,360,000 Coins	One-ounce gold coins (a)	2,388,772,000

	Total Gold Assets (identified cost $2,539,832,814)	$3,696,594,667

	SILVER ASSETS — 5.17% of Total Net Assets
29,998,400 Troy Oz.	Silver bullion (a)	$876,761,716
379 Bags	Silver coins (a)	8,541,156

	Total Silver Assets (identified cost $558,727,388)	$885,302,872

Principal Amount
	SWISS FRANC ASSETS — 9.69% of Total Net Assets
CHF 854,636,133	Swiss franc deposits (a)	$917,779,353

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$116,720,361
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	128,318,299
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	123,765,034
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	126,986,684
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	123,421,392
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	122,164,948

	Total Swiss Confederation bonds	$741,376,718

	Total Swiss Franc Assets (identified cost $1,599,932,856)	$1,659,156,071

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
	NATURAL RESOURCE COMPANIES — 15.69% of Total Net Assets

	NATURAL RESOURCES — 8.55% of Total Net Assets
1,500,000	Apache Corporation	$124,125,000
2,500,000	BHP Billiton, Ltd. (b)	176,850,000
2,500,000	BP, p.l.c. (b)	107,225,000
3,500,000	Cameco Corporation	67,725,000
1,000,000	Chevron Corporation	110,210,000
1,800,000	ConocoPhillips	104,130,000
1,500,000	Devon Energy Corporation	87,315,000
1,500,000	Exxon Mobil Corporation	136,755,000
2,500,000	Forest Oil Corporation (a)	18,950,000
4,300,000	Freeport-McMoRan Copper & Gold, Inc.	167,184,000
3,500,000	Peabody Energy Corporation	97,650,000
2,000,000	Plains Exploration & Production Company (a)	71,320,000
2,800,000	Rio Tinto p.l.c (b)	139,944,000
3,000,000	Vale S.A. (b)	54,960,000

		$1,464,343,000

1	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.14% of Total Net Assets
1,500,000	Alexander & Baldwin, Inc.	$43,395,000
900,000	AvalonBay Communities, Inc.	122,004,000
1,000,000	Boston Properties, Inc.	106,300,000
1,500,000	BRE Properties, Inc. Class A	72,525,000
2,000,000	Corporate Office Properties Trust	49,900,000
1,000,000	Digital Realty Trust, Inc.	61,430,000
3,500,000	Duke Realty Corporation	50,680,000
2,000,000	Equity One, Inc.	41,800,000
900,000	Federal Realty Investment Trust	97,047,000
3,500,000	Kimco Realty Corporation	68,320,000
2,000,000	Pennsylvania Real Estate Investment Trust	33,060,000
3,500,000	Prologis	120,015,000
250,000	Texas Pacific Land Trust	13,155,000
2,000,000	UDR, Inc.	48,540,000
179,200	Urstadt Biddle Properties, Inc.	3,300,864
500,000	Urstadt Biddle Properties, Inc. Class A	9,470,000
1,500,000	Vornado Realty Trust	120,315,000
2,000,000	Washington Real Estate Investment Trust	51,420,000
4,000,000	Weyerhaeuser Company	110,760,000

		$1,223,436,864

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $2,587,500,986)	$2,687,779,864

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.44% of Total Net Assets

	AEROSPACE — .55% of Total Net Assets
1,000,000	Lockheed Martin Corporation	$93,670,000

		$93,670,000
	CHEMICALS — 1.10% of Total Net Assets
1,000,000	Air Products & Chemicals, Inc.	$77,530,000
2,000,000	Chemtura Corporation (a)	31,860,000
1,500,000	Mosaic Company	78,510,000

		$187,900,000
	COMMUNICATIONS EQUIPMENT — .70% of Total Net Assets
3,000,000	Juniper Networks, Inc. (a)	$49,710,000
1,200,000	Qualcomm, Inc.	70,290,000

		$120,000,000
	COMPUTER HARDWARE & PERIPHERALS — .16% of Total Net Assets
2,000,000	Hewlett-Packard Company	$27,700,000

		$27,700,000
	COMPUTER SOFTWARE & SERVICES — .69% of Total Net Assets
2,000,000	Autodesk, Inc. (a)	$63,680,000
3,000,000	Symantec Corporation (a)	54,570,000

		$118,250,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .13% of Total Net Assets
2,500,000	Sanmina SCI Corporation (a)	$22,225,000

		$22,225,000

Continued on following page.	2

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Number of Shares		Market Value

	ENERGY SERVICES & PROCESSING — 1.63% of Total Net Assets
2,000,000	Baker Hughes, Inc.	$83,940,000
3,500,000	HollyFrontier Corporation	135,205,000
3,000,000	Parker Drilling Company (a)	12,990,000
1,000,000	Phillips 66	47,160,000

		$279,295,000
	ENGINEERING & CONSTRUCTION — .79% of Total Net Assets
1,500,000	Fluor Corporation	$83,775,000
1,500,000	Ryland Group, Inc.	50,805,000

		$134,580,000
	ENTERTAINMENT & LEISURE — 1.71% of Total Net Assets
700,000	CBS Corporation Class A	$22,750,000
1,500,000	Disney (Walt) Company	73,605,000
1,000,000	Viacom, Inc. Class A	51,870,000
1,200,000	Wynn Resorts, Ltd.	145,272,000

		$293,497,000
	FINANCIAL SERVICES — 2.14% of Total Net Assets
3,000,000	Bank of New York Mellon Corporation	$74,130,000
4,000,000	Janus Capital Group, Inc.	34,000,000
4,500,000	Morgan Stanley	78,210,000
5,000,000	Schwab (Charles) Corporation	67,900,000
2,500,000	State Street Corporation	111,425,000

		$365,665,000
	MANUFACTURING — 2.05% of Total Net Assets
1,500,000	Agilent Technologies, Inc.	$53,985,000
1,500,000	Harley-Davidson, Inc.	70,140,000
1,200,000	Illinois Tool Works, Inc.	73,596,000
25,000	IPG Photonics Corporation (a)	1,322,500
2,000,000	Mattel, Inc.	73,560,000
1,000,000	Parker-Hannifin Corporation	78,660,000

		$351,263,500
	MATERIALS — .47% of Total Net Assets
2,000,000	Nucor Corporation	$80,260,000

		$80,260,000
	PHARMACEUTICALS — 1.35% of Total Net Assets
900,000	Amgen, Inc.	$77,890,500
1,000,000	Celgene Corporation (a)	73,320,000
1,200,000	Gilead Sciences, Inc. (a)	80,592,000

		$231,802,500
	RETAIL — 1.13% of Total Net Assets
800,000	Costco Wholesale Corporation	$78,744,000
2,500,000	Williams-Sonoma, Inc.	115,575,000

		$194,319,000
	SEMICONDUCTORS — .38% of Total Net Assets
3,000,000	Intel Corporation	$64,875,000

		$64,875,000
	TRANSPORTATION — 1.46% of Total Net Assets
1,500,000	FedEx Corporation	$137,985,000
1,000,000	Kansas City Southern	80,460,000
1,500,000	Matson, Inc.	31,875,000

		$250,320,000

	Total Aggressive Growth Stock Investments (identified cost $2,486,799,845)	$2,815,622,000

3	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 31.20% of Total Net Assets

	CORPORATE BONDS — 7.91% of Total Net Assets

	AEROSPACE — .61% of Total Net Assets
$35,000,000	1.875% Boeing Company, 11-20-12	$35,025,173
50,000,000	4.250% General Dynamics Corporation, 05-15-13	51,064,502
9,000,000	4.250% Honeywell International, Inc., 03-01-13	9,121,027
8,200,000	4.750% Rockwell Collins, Inc., 12-01-13	8,555,518

		$103,766,220
	BEVERAGES — .52% of Total Net Assets
65,000,000	6.950% Bottling Group, LLC (PepsiCo, Inc.), 03-15-14	$70,765,884
18,470,000	.750% Coca-Cola Company, 11-15-13	18,564,680

		$89,330,564
	CHEMICALS — .20% of Total Net Assets
13,590,000	5.000% du Pont (E.I.) de Nemours & Company, 01-15-13	$13,717,300
20,000,000	1.750% Praxair, Inc., 11-15-12	20,008,397

		$33,725,697
	COMMUNICATIONS EQUIPMENT — .47% of Total Net Assets
80,000,000	1.650% Cisco Systems, Inc., 03-14-14	$81,407,879

		$81,407,879
	COMPUTER SOFTWARE & SERVICES — 1.10% of Total Net Assets
50,507,000	4.750% International Business Machines Corporation, 11-29-12	$50,665,002
50,000,000	.875% Microsoft Corporation, 09-27-13	50,330,405
37,670,000	4.950% Oracle Corporation, 04-15-13	38,441,019
47,000,000	3.750% Oracle Corporation, 07-08-14	49,548,706

		$188,985,132
	ENTERTAINMENT & LEISURE — .22% of Total Net Assets
37,500,000	4.700% Disney (Walt) Company, 12-01-12	$37,618,704

		$37,618,704
	FINANCIAL SERVICES — 1.33% of Total Net Assets
31,150,000	4.950% Bank of New York Mellon Corporation, 11-01-12	$31,149,531
25,000,000	2.250% Blackrock, Inc., 12-10-12	25,052,830
48,755,000	6.125% Caterpillar Financial Services Corporation, 02-17-14	52,301,334
25,000,000	4.900% Deere (John) Capital Corporation, 09-09-13	25,975,764
50,000,000	5.400% General Electric Capital Corporation, 09-20-13	52,261,792
5,000,000	4.300% State Street Corporation, 05-30-14	5,296,442
32,596,000	5.250% Wachovia Corporation, 08-01-14	35,009,221

		$227,046,914
	HEALTHCARE — .17% of Total Net Assets
17,500,000	4.000% Baxter International, Inc., 03-01-14	$18,331,066
10,000,000	4.550% Becton Dickinson & Company, 04-15-13	10,200,542

		$28,531,608
	INSURANCE — .30% of Total Net Assets
25,000,000	4.750% Prudential Financial, Inc., 04-01-14	$26,302,270
24,850,000	5.000% Travelers Property Casualty Corporation, 03-15-13	25,255,248

		$51,557,518

Continued on following page.	4

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	MANUFACTURING — .37% of Total Net Assets
$19,585,000	4.650% 3M Company, 12-15-12	$19,681,036
17,500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	17,550,199
25,000,000	6.875% PACCAR, Inc., 02-15-14	26,978,635

		$64,209,870
	NATURAL RESOURCES — .13% of Total Net Assets
14,550,000	3.950% Chevron Corporation, 03-03-14	$15,248,130
6,140,000	1.450% Occidental Petroleum Corporation, 12-13-13	6,214,127

		$21,462,257
	PHARMACEUTICALS — .81% of Total Net Assets
50,000,000	5.150% Abbott Laboratories, 11-30-12	$50,173,224
37,247,000	5.300% Merck & Company, Inc., 12-01-13	39,253,643
48,366,000	5.500% Wyeth, 03-15-13	49,298,465

		$138,725,332
	RETAIL — .44% of Total Net Assets
25,000,000	5.125% Target Corporation, 01-15-13	$25,236,268
49,982,000	4.250% Wal-Mart Stores, Inc., 04-15-13	50,883,726

		$76,119,994
	SEMICONDUCTORS — .15% of Total Net Assets
25,000,000	.875% Texas Instruments, Inc., 15-15-13	$25,085,956

		$25,085,956
	TOBACCO — .51% of Total Net Assets
85,000,000	4.875% Philip Morris International, Inc., 05-16-13	$87,148,219

		$87,148,219
	TRANSPORTATION — .35% of Total Net Assets
59,988,000	4.500% United Parcel Service, Inc., 01-15-13	$60,493,192

		$60,493,192
	UTILITIES — .23% of Total Net Assets
25,000,000	4.850% Alabama Power Company, 12-15-12	$25,131,547
14,682,000	1.300% Georgia Power Company, 09-15-13	14,814,665

		$39,946,212

		$1,355,161,268

5	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 22.42% of Total Net Assets
$150,000,000	United States Treasury bond strips (Principal only) .854%, 05-15-18 (c)	$143,085,938
150,000,000	United States Treasury bond strips (Principal only) .939%, 11-15-18 (c)	141,750,000
150,000,000	United States Treasury bond strips (Principal only) 1.212%, 02-15-20 (c)	137,355,468
150,000,000	United States Treasury bond strips (Principal only) 1.331%, 08-15-20 (c)	135,269,531
150,000,000	United States Treasury bonds 7.250%, 05-15-16	185,601,562
125,000,000	United States Treasury bonds 6.250%, 08-15-23	180,351,562
125,000,000	United States Treasury bonds 6.000%, 02-15-26	182,148,437
125,000,000	United States Treasury bonds 5.250%, 11-15-28	174,335,937
125,000,000	United States Treasury bonds 4.500%, 02-15-36	166,289,062
125,000,000	United States Treasury bonds 3.500%, 02-15-39	143,007,812
125,000,000	United States Treasury notes .500%, 11-30-12	125,019,550
125,000,000	United States Treasury notes .625%, 12-31-12	125,097,664
125,000,000	United States Treasury notes .625%, 01-31-13	125,136,731
125,000,000	United States Treasury notes .625%, 02-28-13	125,177,045
125,000,000	United States Treasury notes .750%, 03-31-13	125,294,226
125,000,000	United States Treasury notes .625%, 04-30-13	125,278,320
125,000,000	United States Treasury notes .500%, 05-31-13	125,239,258
125,000,000	United States Treasury notes .375%, 06-30-13	125,161,133
125,000,000	United States Treasury notes .125%, 08-31-13	124,926,758
150,000,000	United States Treasury notes 4.250%, 11-15-13	156,269,531
150,000,000	United States Treasury notes 2.375%, 10-31-14	156,210,938
150,000,000	United States Treasury notes 4.250%, 11-15-14	162,000,000
150,000,000	United States Treasury notes 1.250%, 09-30-15	153,773,438
150,000,000	United States Treasury notes 2.625%, 02-29-16	160,851,563
150,000,000	United States Treasury notes 2.250%, 11-30-17	161,367,188
150,000,000	United States Treasury notes 3.625%, 08-15-19	175,148,438

		$3,841,147,090

	REPURCHASE AGREEMENT — .87% of Total Net Assets
148,545,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-12, .010%, maturing 11-01-12, maturity value $148,545,041 (d)	$148,545,000

		$148,545,000

	Total Dollar Assets (identified cost $5,028,433,615)	$5,344,853,358

	Total Portfolio — 99.77% of total net assets (identified cost $14,801,227,504) (e)	$17,089,308,832
	Other assets, less liabilities (.23% of total net assets)	40,507,720

	Net assets applicable to outstanding shares	$17,129,816,552

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2012.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	6

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 100.30% of Total Net Assets
$6,000,000	United States Treasury notes .500%, 11-30-12	$6,000,938
7,000,000	United States Treasury notes .625%, 12-31-12	7,005,469
5,000,000	United States Treasury notes .625%, 01-31-13	5,005,469
7,000,000	United States Treasury notes .625%, 02-28-13	7,009,915
7,000,000	United States Treasury notes .750%, 03-31-13	7,016,477

	Total United States Treasury Securities (identified cost $32,042,116)	$32,038,268

	REPURCHASE AGREEMENT — 21.63% of Total Net Assets
6,910,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-12, .010%, maturing 11-01-12, maturity value $6,910,002 (a)	$6,910,000

	Total Repurchase Agreement (identified cost $6,910,000)	$6,910,000

	Total Portfolio — 121.93% of total net assets (identified cost $38,952,116) (b)	$38,948,268
	Liabilities, less other assets (21.93% of total net assets)	(7,005,265)

	Net assets applicable to outstanding shares	$31,943,003

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2012.
	(b) Aggregate cost for book and federal income tax purposes are the same.

7	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 93.48% of Total Net Assets

	CHEMICALS — 3.86% of Total Net Assets
$500,000	7.875% Chemtura Corporation, 09-01-18	$526,875

		$526,875
	COMPUTER HARDWARE & PERIPHERALS — 3.63% of Total Net Assets
500,000	4.375% Hewlett-Packard Company, 09-15-21	$495,009

		$495,009
	COMPUTER SOFTWARE & SERVICES — 3.91% of Total Net Assets
500,000	4.200% Symantec Corporation, 09-15-20	$533,033

		$533,033
	ENERGY SERVICES & PROCESSING — 8.80% of Total Net Assets
500,000	5.875% Boardwalk Pipelines, LLC, 11-15-16	$565,220
600,000	6.500% Dresser-Rand Group, Inc., 05-01-21	634,500

		$1,199,720
	ENGINEERING & CONSTRUCTION — 4.56% of Total Net Assets
600,000	3.850% URS Corporation, 04-01-17 (a)	$622,024

		$622,024
	FINANCIAL SERVICES — 18.01% of Total Net Assets
600,000	8.000% Icahn Enterprises, L.P., 01-15-18 (a)	$646,875
600,000	3.875% Jefferies Group, Inc., 11-01-29 (b)	580,090
600,000	5.629% Manufacturers & Traders Trust Company, 12-01-21	605,672
600,000	4.750% Morgan Stanley, 04-01-14	622,603

		$2,455,240
	INSURANCE — 9.84% of Total Net Assets
600,000	5.350% Markel Corporation, 06-01-21	$672,344
600,000	6.000% Pacific Lifecorp, 02-10-20 (a)	669,032

		$1,341,376
	MATERIALS — 7.83% of Total Net Assets
500,000	8.000% Century Aluminum Company, 05-15-14	$507,813
500,000	7.000% Vulcan Materials Company, 06-15-18	560,000

		$1,067,813
	NATURAL RESOURCES — 8.93% of Total Net Assets
600,000	6.250% Peabody Energy Corporation, 11-15-21	$618,000
600,000	6.125% Plains Exploration & Production Company, 06-15-19	600,000

		$1,218,000
	REAL ESTATE — 9.95% of Total Net Assets
600,000	7.500% DDR Corporation, 07-15-18	$747,750
625,000	7.375% Forest City Enterprises, Inc., 02-01-34	608,250

		$1,356,000
	TRANSPORTATION — 4.87% of Total Net Assets
500,000	8.000% FedEx Corporation, 01-15-19	$664,539

		$664,539

Continued on following page.	8

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Market Value

	UTILITIES — 9.29% of Total Net Assets
$610,000	5.750% Allegheny Energy Supply Company, LLC, 10-15-19 (a)	$672,162
500,000	6.250% Scana Corporation, 04-01-20	594,704

		$1,266,866

	Total Corporate Bonds (identified cost $12,525,557)	$12,746,495

Number of Shares
	PREFERRED STOCK — 6.26% of Total Net Assets
10,000	6.000% Apache Corporation, 08-01-13 (b)	$466,600
15,000	7.125% Urstadt Biddle Properties, Inc., Perpetual	387,000

	Total Preferred Stock (identified cost $861,100)	$853,600

	Total Portfolio — 99.74% of total net assets (identified cost 13,386,657) (c)	$13,600,095
	Other assets, less liabilities (.26% of total net assets)	35,803

	Net assets applicable to outstanding shares	$13,635,898

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of

     1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2012 these securities amounted to $2,610,093, or 19.14% of the Versatile Bond Portfolio’s total net assets, and have been deemed by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Aggregate cost for book and federal income tax purposes are the same.

9	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 102.07% of Total Net Assets

	AEROSPACE — 2.61% of Total Net Assets
7,000	Lockheed Martin Corporation	$655,690

		$655,690
	CHEMICALS — 5.52% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$542,710
20,029	Chemtura Corporation (a)	319,062
10,000	Mosaic Company	523,400

		$1,385,172
	COMMUNICATIONS EQUIPMENT — 4.12% of Total Net Assets
20,000	Juniper Networks, Inc. (a)	$331,400
12,000	Qualcomm, Inc.	702,900

		$1,034,300
	COMPUTER HARDWARE & PERIPHERALS — 1.10% of Total Net Assets
20,000	Hewlett-Packard Company	$277,000

		$277,000
	COMPUTER SOFTWARE & SERVICES — 4.08% of Total Net Assets
15,000	Autodesk, Inc. (a)	$477,600
30,000	Symantec Corporation (a)	545,700

		$1,023,300
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.42% of Total Net Assets
40,000	Sanmina SCI Corporation (a)	$355,600

		$355,600
	ENERGY SERVICES & PROCESSING — 7.21% of Total Net Assets
12,000	Baker Hughes, Inc.	$503,640
26,000	HollyFrontier Corporation	1,004,380
70,000	Parker Drilling Company (a)	303,100

		$1,811,120
	ENGINEERING & CONSTRUCTION — 4.92% of Total Net Assets
10,000	Fluor Corporation	$558,500
20,000	Ryland Group, Inc.	677,400

		$1,235,900
	ENTERTAINMENT & LEISURE — 8.86% of Total Net Assets
15,000	Disney (Walt) Company	$736,050
10,000	Viacom, Inc. Class A	518,700
8,000	Wynn Resorts, Ltd.	968,480

		$2,223,230
	FINANCIAL SERVICES — 9.68% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$494,200
50,000	Janus Capital Group, Inc.	425,000
25,000	Morgan Stanley	434,500
30,000	Schwab (Charles) Corporation	407,400
15,000	State Street Corporation	668,550

		$2,429,650

Continued on following page.	10

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2012 (Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 16.73% of Total Net Assets
10,000	Agilent Technologies, Inc.	$359,900
15,000	Harley-Davidson, Inc.	701,400
13,000	Illinois Tool Works, Inc.	797,290
15,000	IPG Photonics Corporation (a)	793,500
25,000	Mattel, Inc.	919,500
8,000	Parker-Hannifin Corporation	629,280

		$4,200,870
	MATERIALS — 2.40% of Total Net Assets
15,000	Nucor Corporation	$601,950

		$601,950
	NATURAL RESOURCES — 5.32% of Total Net Assets
20,000	Freeport-McMoRan Copper & Gold, Inc.	$777,600
20,000	Peabody Energy Corporation	558,000

		$1,335,600
	PHARMACEUTICALS — 13.18% of Total Net Assets
10,000	Amgen, Inc.	$865,450
15,000	Celgene Corporation (a)	1,099,800
20,000	Gilead Sciences, Inc. (a)	1,343,200

		$3,308,450
	RETAIL — 5.90% of Total Net Assets
8,000	Costco Wholesale Corporation	$787,440
15,000	Williams-Sonoma, Inc.	693,450

		$1,480,890
	SEMICONDUCTORS — 2.15% of Total Net Assets
25,000	Intel Corporation	$540,625

		$540,625
	TRANSPORTATION — 6.87% of Total Net Assets
10,000	FedEx Corporation	$919,900
10,000	Kansas City Southern	804,600

		$1,724,500

	Total Aggressive Growth Stocks (identified cost $16,229,167)	$25,623,847

	REPURCHASE AGREEMENT — 1.02% of Total Net Assets
255,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-12, .010%, maturing 11-01-12, maturity value $255,000 (b)	$255,000

	Total Repurchase Agreement (identified cost $255,000)	$255,000

	Total Portfolio — 103.09% of total net assets (identified cost $16,484,167) (c)	$25,878,847
	Liabilities, less other assets (3.09% of total net assets)	(775,139)

	Net assets applicable to outstanding shares	$25,103,708

	Notes:
	(a) Non-income producing.
	(b) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2012.
	(c) Aggregate cost for book and federal income tax purposes are the same.

11	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2012 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2012 for federal income tax purposes:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,222,409,323	$11	$283,729	$10,560,694
Investments other than securities	1,483,337,338	—	—	—

	2,705,746,661	11	283,729	10,560,694
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(417,665,333)	(3,859)	(70,291)	(1,166,014)
Investments other than securities	—	—	—	—

	(417,665,333)	(3,859)	(70,291)	(1,166,014)

Net unrealized appreciation (depreciation) of investments	$2,288,081,328	$(3,848)	$213,438	$9,394,680

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Fund’s management pursuant to fair value policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Continued on following page.	12

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2012 (Unaudited)

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

There were no transfers into or out of Levels 1 and 2 during the three months ended October 31, 2012 and the Fund held no Level 3 assets during the three months then ended.

As of October 31, 2012 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

13	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS October 31, 2012 (Unaudited)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Permanent Portfolio
Gold assets	$3,696,594,667	$—	$—	$3,696,594,667
Silver assets	885,302,872	—	—	885,302,872
Swiss franc assets	917,779,353	741,376,718	—	1,659,156,071
Stocks of United States and foreign real estate and natural resource companies	2,687,779,864	—	—	2,687,779,864
Aggressive growth stock investments †	2,815,622,000	—	—	2,815,622,000
Dollar assets:
Corporate bonds †	—	1,355,161,268	—	1,355,161,268
United States Treasury securities	3,841,147,090	—	—	3,841,147,090
Repurchase agreement	—	148,545,000	—	148,545,000

Total Portfolio	$14,844,225,846	$2,245,082,986	$—	$17,089,308,832

	86.86%	13.14%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$32,038,268	$—	$—	$32,038,268
Repurchase agreement	—	6,910,000	—	6,910,000

Total Portfolio	$32,038,268	$6,910,000	$—	$38,948,268

	82.26%	17.74%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$12,746,495	$—	$12,746,495
Preferred stock	—	853,600	—	853,600

Total Portfolio	$—	$13,600,095	$—	$13,600,095

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$25,623,847	$—	$—	$25,623,847
Repurchase agreement	—	255,000	—	255,000

Total Portfolio	$25,623,847	$255,000	$—	$25,878,847

	99.01%	.99%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

14

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2012

12/12